Employee Benefits - Effect of variation in assumptions (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Current service cost	$ 728	$ 433	$ 468
Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	4,891	4,515
Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,626	1,110
Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	$ 736	722
Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Net benefit cost recognized in the consolidated statements of income [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 656	433	468
Gain or Loss on Settlement or Curtailment		2	(14)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	450	379	387
Net benefit cost recognized in the consolidated statements of income [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	372	279	318
Gain or Loss on Settlement or Curtailment		2	(5)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	305	290	304
Net benefit cost recognized in the consolidated statements of income [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	239	139	125
Gain or Loss on Settlement or Curtailment			(8)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	91	57	49
Net benefit cost recognized in the consolidated statements of income [member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	44	15	25
Gain or Loss on Settlement or Curtailment			(1)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	54	$ 32	$ 34
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	663
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	364
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Discount rates [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	400
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	237
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Discount rates [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	223
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	80
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Discount rates [member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	40
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	47
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Future salary growth [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	751
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	486
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Future salary growth [Member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	466
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	339
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Future salary growth [Member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	241
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	93
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Future salary growth [Member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	44
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	54
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Medical cost trend rates [Member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	52
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	64
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	765
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	527
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Discount rates [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	458
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	366
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Discount rates [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	257
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	99
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Discount rates [member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	50
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	62
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Future salary growth [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	631
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	355
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Future salary growth [Member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	396
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	265
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Future salary growth [Member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	235
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	90
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Medical cost trend rates [Member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	38
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	45
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% [member] | Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,506
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% [member] | Discount rates [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,784
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% [member] | Discount rates [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	432
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% [member] | Discount rates [member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	290
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% [member] | Future salary growth [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,840
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% [member] | Future salary growth [Member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,984
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% [member] | Future salary growth [Member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	514
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% [member] | Future salary growth [Member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	342
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% [member] | Medical cost trend rates [Member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	375
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% [member] | Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,910
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% [member] | Discount rates [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,025
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% [member] | Discount rates [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	521
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% [member] | Discount rates [member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	364
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% [member] | Future salary growth [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,252
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% [member] | Future salary growth [Member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,820
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% [member] | Future salary growth [Member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	432
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% [member] | Medical cost trend rates [Member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	$ 276